Positions or transactions deriving from atypical and/or unusual operations	12 Months Ended
Dec. 31, 2017
Positions Or Transactions Deriving From Atypical Andor Unusual Operations
Disclosure of positions or transactions deriving from atypical andor unusual operations [text block]	50 Positions or transactions deriving from atypical and/or unusual operations In 2017, 2016 and 2015 no transactions deriving from atypical and/or unusual operations were reported.